INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income taxes recoverable	R$ 649,400	R$ 542,325
Social contribution taxes recoverable	103,193	80,135
Total	R$ 752,593	R$ 622,460